Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary
Beginning Balance	$ 3,971,083	$ 1,923,847
New loans during the period	350,000	2,891,602
Repayments during the period	1,014,671	(844,366)
Ending Balance	$ 3,306,412	$ 3,971,083